Consolidated Statements of Cash Flow (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash generated from (used in) Operations
Net earnings (loss)	$ 9,711	$ (18,093)
Non-cash items
Stock-based compensation	2,081	4,192
Depreciation and amortization	35,139	29,682
Foreign exchange loss (gain)	1,082	(1,350)
Disposal of assets	1	80
Disposal of patents		43
Deferred income tax expense recovery	6,290	(6,059)
Accrued investment income	(193)	(156)
Change in non-cash working capital balances
Accounts receivable	9,801	(10,860)
Prepaid expenses and deposits	98	(279)
Payments associated with success fee obligation	(4,032)	(3,897)
Accounts payable and accrued liabilities	(1,349)	(2,779)
Cash (used in) generated from operations	58,629	(9,476)
Financing
Dividends paid	(18,725)	(18,370)
Common shares repurchased under normal course issuer bid	(472)	(7,134)
Common shares issued for cash on the exercise of options	759	478
Common shares issued for cash from Employee Share Purchase Plan	171	196
Cash used in financing	(18,267)	(24,830)
Investing
Sale of short-term investments	121	160
Purchase of furniture and equipment	(422)	(1,795)
Purchase of patents	(43,062)	(10,261)
Cash used in investing	(43,363)	(11,896)
Foreign exchange (loss) gain on cash held in foreign currency	(1,082)	1,350
Net cash and cash equivalents used in the year	(4,083)	(44,852)
Cash and cash equivalents, beginning of year	130,394	175,246
Cash and cash equivalents, end of year	$ 126,311	$ 130,394